Brumadinho dam failure (Details 1) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
IfrsStatementLineItems [Line Items]
Balance at the beginning	$ 1,911
Revision to estimates	(1)
Monetary and present value adjustments	111
Disbursements	(370)
Translation adjustment	123
Balance at the ending	1,774
Judicial Settlement For Brumadinho [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	1,021
Revision to estimates	(1)
Monetary and present value adjustments	67
Disbursements	(231)
Translation adjustment	68
Balance at the ending	924
Judicial Settlement For Brumadinho [Member] | Payment Obligations [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	189
Revision to estimates
Monetary and present value adjustments	12
Disbursements	(111)
Translation adjustment	16
Balance at the ending	106
Judicial Settlement For Brumadinho [Member] | Provision For Socio Economic Reparation And Others [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	317
Revision to estimates	2
Monetary and present value adjustments	23
Disbursements	(65)
Translation adjustment	19
Balance at the ending	296
Judicial Settlement For Brumadinho [Member] | Provision For Social And Environmental Reparation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	515
Revision to estimates	(3)
Monetary and present value adjustments	32
Disbursements	(55)
Translation adjustment	33
Balance at the ending	522
Other Obligations [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	890
Revision to estimates
Monetary and present value adjustments	44
Disbursements	(139)
Translation adjustment	55
Balance at the ending	850
Other Obligations [Member] | Tailings Containment And Geotechnical Safety [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	542
Revision to estimates	(1)
Monetary and present value adjustments	29
Disbursements	(71)
Translation adjustment	34
Balance at the ending	533
Other Obligations [Member] | Individual Indemnification [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	75
Revision to estimates	2
Monetary and present value adjustments	5
Disbursements	(22)
Translation adjustment	4
Balance at the ending	64
Other Obligations [Member] | Other Commitments [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	273
Revision to estimates	(1)
Monetary and present value adjustments	10
Disbursements	(46)
Translation adjustment	17
Balance at the ending	$ 253